Entity-Wide Information (Tables)	12 Months Ended
Dec. 31, 2021
Entity Wide Information [Abstract]
Schedule of revenues by geographic area
	Year Ended December 31,
	2021	2020	2019
	U.S. Dollars (in thousands)

Asia Pacific	224,931	137,555	115,925
United States	28,641	9,847	10,388
Europe	16,087	8,457	7,706

	269,659	155,859	134,019